Investment in Securities (Information about Available-for-Sale and Held-to-Maturity Securities with Gross Unrealized Losses and Length of Time that Individual Securities Have Been in Continuous Unrealized Loss Position) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2022	Mar. 31, 2021
Japanese and foreign government bond securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	¥ 217,457	¥ 475,023
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(16,117)	(21,472)
Available-for-sale debt Securities, 12 months or more Fair value	521,633	264,105
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(61,452)	(10,177)
Available-for-sale debt Securities, Total Fair value	739,090	739,128
Available-for-sale debt Securities, Total Gross unrealized losses	(77,569)	(31,649)
Japanese and foreign government bond securities | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	217,457	475,023
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(16,117)	(21,472)
Available-for-sale debt Securities, 12 months or more Fair value	521,633	264,105
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(61,452)	(10,177)
Available-for-sale debt Securities, Total Fair value	739,090	739,128
Available-for-sale debt Securities, Total Gross unrealized losses	(77,569)	(31,649)
Japanese prefectural and foreign municipal bond securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	190,081	48,367
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(6,509)	(519)
Available-for-sale debt Securities, 12 months or more Fair value	46,391	63,316
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(3,818)	(2,213)
Available-for-sale debt Securities, Total Fair value	236,472	111,683
Available-for-sale debt Securities, Total Gross unrealized losses	(10,327)	(2,732)
Japanese prefectural and foreign municipal bond securities | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	190,081	45,486
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(6,509)	(399)
Available-for-sale debt Securities, 12 months or more Fair value	43,338	63,316
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(3,686)	(2,213)
Available-for-sale debt Securities, Total Fair value	233,419	108,802
Available-for-sale debt Securities, Total Gross unrealized losses	(10,195)	(2,612)
Corporate debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	373,506	231,552
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(19,340)	(5,798)
Available-for-sale debt Securities, 12 months or more Fair value	156,687	141,559
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(14,292)	(4,938)
Available-for-sale debt Securities, Total Fair value	530,193	373,111
Available-for-sale debt Securities, Total Gross unrealized losses	(33,632)	(10,736)
Corporate debt securities | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	373,506	231,552
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(19,340)	(5,798)
Available-for-sale debt Securities, 12 months or more Fair value	156,687	141,559
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(14,292)	(4,938)
Available-for-sale debt Securities, Total Fair value	530,193	373,111
Available-for-sale debt Securities, Total Gross unrealized losses	(33,632)	(10,736)
CMBS and RMBS in the Americas
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	6,458	345
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(98)	(6)
Available-for-sale debt Securities, 12 months or more Fair value	17,542	24,782
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(631)	(1,754)
Available-for-sale debt Securities, Total Fair value	24,000	25,127
Available-for-sale debt Securities, Total Gross unrealized losses	(729)	(1,760)
CMBS and RMBS in the Americas | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	6,458	345
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(98)	(6)
Available-for-sale debt Securities, 12 months or more Fair value	17,542	24,782
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(631)	(1,754)
Available-for-sale debt Securities, Total Fair value	24,000	25,127
Available-for-sale debt Securities, Total Gross unrealized losses	(729)	(1,760)
Other asset-backed securities and debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	66,543	4,296
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(995)	(112)
Available-for-sale debt Securities, 12 months or more Fair value	37,432	29,750
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(1,524)	(1,152)
Available-for-sale debt Securities, Total Fair value	103,975	34,046
Available-for-sale debt Securities, Total Gross unrealized losses	(2,519)	(1,264)
Other asset-backed securities and debt securities | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	66,489	4,296
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(974)	(112)
Available-for-sale debt Securities, 12 months or more Fair value	37,432	29,750
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(1,524)	(1,152)
Available-for-sale debt Securities, Total Fair value	103,921	34,046
Available-for-sale debt Securities, Total Gross unrealized losses	(2,498)	(1,264)
Available-for-sale debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	854,045	759,583
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(43,059)	(27,907)
Available-for-sale debt Securities, 12 months or more Fair value	779,685	523,512
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(81,717)	(20,234)
Available-for-sale debt Securities, Total Fair value	1,633,730	1,283,095
Available-for-sale debt Securities, Total Gross unrealized losses	(124,776)	(48,141)
Available-for-sale debt securities | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	853,991	756,702
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(43,038)	(27,787)
Available-for-sale debt Securities, 12 months or more Fair value	776,632	523,512
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(81,585)	(20,234)
Available-for-sale debt Securities, Total Fair value	1,630,623	1,280,214
Available-for-sale debt Securities, Total Gross unrealized losses	¥ (124,623)	¥ (48,021)